SCHEDULE OF INCOME TAX EXPENSES BENEFITS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Current tax expense (benefits)	$ 3,229	$ (1,902)
Deferred tax (benefit) expense		(7,964)
Total income taxes	$ 3,229	$ (9,866)